Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographical Area - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Total revenue	$ 700,433		$ 58,465
United States [Member]
Revenue, Major Customer [Line Items]
Total revenue
Switzerland [Member]
Revenue, Major Customer [Line Items]
Total revenue			$ 58,465